SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income before income taxes	$ 117	$ 1,904	$ 1,852
Income tax expense	109	275	325
SINGAPORE
Income before income taxes	$ 117	$ 1,904	$ 1,852
Statutory income tax rate	17.00%	17.00%	17.00%
Income tax expense at statutory rate	$ 20	$ 324	$ 315
Different tax rates in other countries	(80)	(5)	3
Tax effect of non-taxable income	(58)	(5)
Tax holiday	227	11	14
Other		(50)	(7)
Income tax expense	$ 109	$ 275	$ 325